Vessels in Operation (Details) $ in Thousands		5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended
	Nov. 05, 2019 USD ($)	May 28, 2019 USD ($)	Jun. 18, 2018 USD ($)	Sep. 09, 2019 USD ($)	Oct. 09, 2019 USD ($)	Dec. 12, 2019 USD ($)	Nov. 15, 2018 Vessel	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Vessel acquisition cost								$ 82,559
Number of vessels owned | Vessel							19	43
Number of vessels to be purchased | Vessel								2
Number of vessels tested for impairment | Vessel									19
Number of vessels on which impairment charge is recognized | Vessel								0	3
Vessel impairment charges								$ 0	$ 71,834	$ 87,624
Number of unencumbered vessels | Vessel								3
Payments for Construction in Process								$ 9,184	0	$ 0
GSL Vinia [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date								Dec. 12, 2019
Year built								2004
Capacity in TEUs								6,080
Vessel acquisition cost						$ 12,250
GSL Christel Elisabeth [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date								Dec. 12, 2019
Year built								2004
Capacity in TEUs								6,080
Vessel acquisition cost						$ 12,250
GSL Kalliopi [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date								Oct. 09, 2019
Year built								2004
Capacity in TEUs								7,847
Vessel acquisition cost					$ 15,000
GSL Grania [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date								Sep. 09, 2019
Year built								2004
Capacity in TEUs								7,847
Vessel acquisition cost				$ 15,000
GSL Eleni [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date								May 28, 2019
Year built								2004
Capacity in TEUs								7,847
Vessel acquisition cost		$ 18,500
GSL Valerie [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date								Jun. 18, 2018
Year built								2005
Capacity in TEUs								2,824
Vessel acquisition cost			$ 11,275
Scrubbers And Ballast Water Treatments [Member]
Property, Plant and Equipment [Line Items]
Payments for Construction in Process								$ 8,191	$ 0
Poseidon Transaction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned | Vessel							19
Number of vessels purchased | Vessel							20
Poseidon Transaction [Member] | Argos [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be sold | Vessel							1
Loan Facilities of Poseidon Fleet [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral | Vessel								16
Citi Super Senior Term Loan [Member] | 2022 Notes [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral | Vessel								18
Hayfin Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral | Vessel								1
Global Ship Lease 35 and 36 [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be purchased | Vessel								2
Global Ship Lease 35 and 36 [Member] | First Containership [Member]
Property, Plant and Equipment [Line Items]
Year built								2002
Capacity in TEUs								6,422
Contractual Obligation	$ 13,000
Payments to Acquire Property, Plant, and Equipment	1,300
Global Ship Lease 35 and 36 [Member] | Second Containership [Member]
Property, Plant and Equipment [Line Items]
Year built								2002
Capacity in TEUs								6,422
Contractual Obligation	13,000
Payments to Acquire Property, Plant, and Equipment	$ 1,300